Balance Sheets (FY) $ in Thousands	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 37,573
Marketable securities	39,183
Prepaid expenses and other current assets	838
Prepaid research and development	1,221
Total current assets	78,815
Property and equipment, net	9,331
Right of use assets - operating leases	13,803
Other assets	463
Total assets	102,412
Current liabilities:
Accounts payable	742
Accrued expenses and other current liabilities	6,707
Non-refundable sublicense and transition services payments	8,226
Operating lease liabilities	3,688
Total current liabilities	19,363
Operating lease liabilities - noncurrent	21,788
Total liabilities	41,151
Commitments and contingencies (note 11)
Stockholders' equity:
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; no shares issued and outstanding at both December 31, 2025 and December 31, 2024
Additional paidin capital	720,488
Accumulated other comprehensive income (loss)	8
Accumulated deficit	(659,235)
Total stockholders' equity	61,261
Total liabilities and stockholders' equity	$ 102,412